Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 87,327	¥ 84,628	¥ 258,510	¥ 238,728
Selling expenses	27,583	22,900	78,390	64,151
Administrative expenses	39,421	34,592	115,302	102,845
Depreciation of office facilities	2,340	2,213	6,734	6,563
Total	¥ 156,671	¥ 144,333	¥ 458,936	¥ 412,287